Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances	6 Months Ended
Jun. 30, 2025
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances
3.	Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances

The Company’s tanker vessels are employed under various types of charters and accordingly, the Company disaggregates its revenue from contracts with customers by the type of charter (time charters, spot charters and pool charters).

Below are presented, per type of charter, the Company’s revenues for the six months ended June 30, 2025 and 2024, and also the balance of Accounts receivable, net, for the six months ended June 30, 2025 and December 31, 2024.

	For the six months ended June 30,
Charter type	2025	2024
Time charters	$31,978	$28,405
Pool arrangements	5,131	14,474
Voyage charters	2,367	-
Total Revenue	$39,476	$42,879

	As of June 30,	As of December 31,
Charter type	2025	2024
Time charters	$2,295	$2,063
Pool arrangements	1,126	2,845
Voyage charters	149	902
Total Acc. Receivable, net	$3,570	$5,810

Contract assets included in the receivable balances from spot voyages amounted to $nil and $nil for June 30, 2025 and December 31, 2024, respectively.

Moreover, the charterers that accounted for more than 10% of the Company’s revenue for the six months ended June 30, 2025 and 2024, are presented below:

Charterer	2025	2024
A	19%	14%
B	16%	26%
C	17%	16%
D	16%	-
E	12%	-
F	12%	34%

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant charter parties, amounted to $3,369 and to $3,235 as of June 30, 2025 and 2024, respectively. The Company recognized allowance for doubtful accounts deriving from the collectability assessment, as direct deduction to lease income, which for the six months ended June 30, 2025 and 2024, amounted to $131 and $234, respectively.

As of June 30, 2025 and December 31, 2024, the balance of the Company’s allowance for estimated credit losses on its outstanding freight and demurrage receivables, and allowances for doubtful accounts, were in aggregate $158 and $131, respectively, and is included in Accounts receivable, net in the accompanying consolidated balance sheets.

For the six months ended June 30, 2025 and 2024, the Provision / (Reversal) for credit losses in the accompanying unaudited interim consolidated statements of operations includes changes in the provision of estimated losses of $27 and $(7), respectively. No allowance was recorded on insurance claims as of June 30, 2025 and December 31, 2024, as their balances were immaterial. In addition, no allowance was recorded for cash equivalents as the majority of cash balances as of the balance sheet date was on time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed.

Deferred Revenue relates solely to cash received up-front from the Company’s time-charter contracts and as of June 30, 2025 and December 31, 2024, it amounted to $868 and $930 respectively and is separately presented in the accompanying consolidated balance sheets.

Moreover, commencing January 1, 2024, the European Union’s Emissions Trading System (“EU ETS”) was extended to cover Carbon dioxide (“CO2”) emissions from ships over 5,000 gross tons entering EU ports. The EU ETS covers (a) 50% of emissions from voyages either starting in or ending in an EU port, and (b) 100% of emissions from voyages between two EU ports or emissions generated while a ship is within an EU port. Shipping companies will have to surrender EU ETS emissions allowances (“EUA”) for each ton of reported CO2 emissions in the scope of the EU ETS. EUAs relating to 2024 and 2025 emissions are required to be surrendered to the EU authorities in September 2025 and September 2026, respectively. The EUAs obligations are measured at the estimated cost of purchasing credits from the EUA market, based on the voyage completion date. The value of the EUAs to be provided to the Company pursuant to the terms of its agreements with the charterers of its vessels and the commercial pools in which it participates is included in Revenues in the accompanying unaudited interim consolidated statements of operations. The value of the EUA obligations incurred by the Company under the EU ETS is included in Voyage expenses, in the accompanying unaudited interim consolidated statements of operations. EUA obligations not reimbursable from charterers are revalued using market prices from an EUA index.  EUAs held by the Company are intended to be used to settle its EUA obligations and are accounted for as intangible assets.

As of June 30, 2025 and December 31, 2024, the value of the EUAs the Company was obligated to surrender to the EU authorities amounted to $1,210 and $789, respectively, and are shown as EU allowances liability, current, and EU allowances liability, non-current, in the accompanying consolidated balance sheets. The amounts of $486 and $762, were reimbursable from charterers and are included in Accounts receivable, net in the accompanying consolidated balance sheets as of June 30, 2025 and December 31, 2024, respectively. EUAs amounted to $797 have been purchased or received from charterers and included in EU allowances in the accompanying consolidated balance sheets as of June 30, 2025. The Company did not hold any EUAs as of December 31, 2024.

For the six months ended June 30, 2025 and 2024, the value of EUAs included in Revenues amounted to $435 and $284, respectively. For the six months ended June 30, 2025 and 2024, the value of EUAs included in voyage expenses amounted to $422 and $284, respectively.